Derivative Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivative Liability
Derivative Liability

Note 12 – Derivative Liability

The Company has determined that the conversion feature embedded in the convertible notes described in Note 11 contain a potential variable conversion amount which constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability at fair value, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception, which aggregated $4,692,672. The Company used the Binomial Black-Scholes Option Pricing model to value the conversion features.

The Company used Level 3 inputs for its valuation methodology for the conversion option liability in determining the fair value using a Black-Scholes option-pricing model with the following assumption inputs:

Nine Months Ended September 30, 2023
Annual dividend yield	—
Expected life (years)	1.0
Risk-free interest rate	4.89% - 5.56%
Expected volatility	164% - 185%
Exercise price	$0.35 - $3.53
Stock price	$0.37 - $5.32

Based upon ASC 840-15-25 (EITF Issue 00-19, paragraph 11) the Company has adopted a sequencing approach regarding the application of ASC 815-40 to its outstanding convertible notes. Pursuant to the sequencing approach, the Company evaluates its contracts based upon earliest issuance date.

Note 12 – Derivative Liability

The Company has determined that the conversion feature embedded in the convertible notes described in Note 11 contain a potential variable conversion amount which constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability at fair value, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception, which aggregated $4,692,672. The Company used the Binomial Black-Scholes Option Pricing model to value the conversion features.

The Company used Level 3 inputs for its valuation methodology for the conversion option liability in determining the fair value using a Black-Scholes option-pricing model with the following assumption inputs:

Year Ended
December 31,
2023
Annual dividend yield	—
Expected life (years)	1.0
Risk-free interest rate	4.89% - 5.59%
Expected volatility	164% - 187%
Exercise price	$0.19 - $3.53
Stock price	$0.22 - $5.32

Based upon ASC 840-15-25 (EITF Issue 00-19, paragraph 11) the Company has adopted a sequencing approach regarding the application of ASC 815-40 to its outstanding convertible notes. Pursuant to the sequencing approach, the Company evaluates its contracts based upon earliest issuance date.